UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2009


[LOGO OF USAA]
    USAA(R)





PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA GNMA TRUST(R)
AUGUST 31, 2009






                                                                      (Form N-Q)

48052-1009                                  (C)2009, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA GNMA TRUST
August 31, 2009 (unaudited)


 PRINCIPAL                                                                                   MARKET
 AMOUNT                                                    COUPON                             VALUE
 (000)         SECURITY                                     RATE          MATURITY            (000)
---------------------------------------------------------------------------------------------------

               U.S. GOVERNMENT AGENCY ISSUES (93.9%)(a)

               MORTGAGE-BACKED PASS-THROUGH SECURITIES, SINGLE-FAMILY (86.4%)
$  6,381       Government National Mortgage Assn. I         4.50%         5/15/2024         $ 6,664
   8,088       Government National Mortgage Assn. I         5.00          2/15/2039           8,344
   3,112       Government National Mortgage Assn. I         5.50         12/15/2018           3,328
  18,161       Government National Mortgage Assn. I         5.50         10/15/2033          19,116
   7,586       Government National Mortgage Assn. I         5.50         12/15/2033           7,985
   3,965       Government National Mortgage Assn. I         5.50          7/15/2034           4,165
  15,154       Government National Mortgage Assn. I         5.50         10/15/2035          15,913
   9,538       Government National Mortgage Assn. I         5.50          3/15/2038           9,987
  11,088       Government National Mortgage Assn. I         5.50          4/15/2038          11,609
  22,157       Government National Mortgage Assn. I         5.50          6/15/2039          23,198
   2,874       Government National Mortgage Assn. I         6.00         12/15/2016           3,089
   4,394       Government National Mortgage Assn. I         6.00          8/15/2022           4,708
   1,906       Government National Mortgage Assn. I         6.00          4/15/2028           2,029
     624       Government National Mortgage Assn. I         6.00         11/15/2028             665
   1,611       Government National Mortgage Assn. I         6.00          2/15/2029           1,717
   1,136       Government National Mortgage Assn. I         6.00          7/15/2029           1,211
   1,565       Government National Mortgage Assn. I         6.00          5/15/2032           1,668
   5,316       Government National Mortgage Assn. I         6.00          1/15/2033           5,662
   1,505       Government National Mortgage Assn. I         6.00          2/15/2033           1,603
   1,979       Government National Mortgage Assn. I         6.00          7/15/2033           2,107
   1,277       Government National Mortgage Assn. I         6.00          9/15/2033           1,360
   5,356       Government National Mortgage Assn. I         6.00          3/15/2037           5,658
   9,713       Government National Mortgage Assn. I         6.00          9/15/2037          10,261
   6,486       Government National Mortgage Assn. I         6.00          5/15/2038           6,851
  12,376       Government National Mortgage Assn. I         6.00          5/15/2038          13,073
   4,818       Government National Mortgage Assn. I         6.00          9/15/2038           5,089
  10,007       Government National Mortgage Assn. I         6.00         10/15/2038          10,570
   6,995       Government National Mortgage Assn. I         6.00         12/15/2038           7,388
     489       Government National Mortgage Assn. I         6.50          5/15/2028             530
     483       Government National Mortgage Assn. I         6.50          5/15/2028             523
     443       Government National Mortgage Assn. I         6.50          7/15/2028             479
     335       Government National Mortgage Assn. I         6.50          9/15/2028             363
   1,149       Government National Mortgage Assn. I         6.50         11/15/2028           1,244
      53       Government National Mortgage Assn. I         6.50          1/15/2029              58
      73       Government National Mortgage Assn. I         6.50          1/15/2029              79
   1,138       Government National Mortgage Assn. I         6.50          3/15/2031           1,230
   1,156       Government National Mortgage Assn. I         6.50         10/15/2031           1,250
     815       Government National Mortgage Assn. I         6.50          1/15/2032             879
     303       Government National Mortgage Assn. I         6.50          3/15/2032             326
   1,051       Government National Mortgage Assn. I         6.50          8/15/2032           1,133
   5,405       Government National Mortgage Assn. I         6.50          9/15/2032           5,845
     148       Government National Mortgage Assn. I         6.75          5/15/2028             162
      74       Government National Mortgage Assn. I         6.75          5/15/2028              81
      78       Government National Mortgage Assn. I         7.00          4/15/2027              85
     781       Government National Mortgage Assn. I         7.00          5/15/2027             860
      62       Government National Mortgage Assn. I         7.00          6/15/2028              68
      53       Government National Mortgage Assn. I         7.00          7/15/2028              58
     137       Government National Mortgage Assn. I         7.00          8/15/2028             151
     205       Government National Mortgage Assn. I         7.00          8/15/2028             226
     205       Government National Mortgage Assn. I         7.00          9/15/2028             226

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1  |  USAA GNMA Trust

================================================================================
 PRINCIPAL                                                                                   MARKET
 AMOUNT                                                    COUPON                             VALUE
 (000)         SECURITY                                     RATE          MATURITY            (000)
---------------------------------------------------------------------------------------------------
$  1,251       Government National Mortgage Assn. I         7.00%         5/15/2029         $ 1,381
   1,084       Government National Mortgage Assn. I         7.00          6/15/2029           1,197
     828       Government National Mortgage Assn. I         7.00          8/15/2031             914
     324       Government National Mortgage Assn. I         7.00          9/15/2031             358
     453       Government National Mortgage Assn. I         7.00         10/15/2031             500
     194       Government National Mortgage Assn. I         7.00          6/15/2032             213
     680       Government National Mortgage Assn. I         7.00          7/15/2032             747
     322       Government National Mortgage Assn. I         7.50          2/15/2028             361
      62       Government National Mortgage Assn. I         7.50          3/15/2029              70
     156       Government National Mortgage Assn. I         7.50          4/15/2029             175
      76       Government National Mortgage Assn. I         7.50          7/15/2029              85
     160       Government National Mortgage Assn. I         7.50         10/15/2029             179
     451       Government National Mortgage Assn. I         7.50         10/15/2029             506
      65       Government National Mortgage Assn. I         7.50         12/15/2030              73
      70       Government National Mortgage Assn. I         7.50          1/15/2031              79
      70       Government National Mortgage Assn. I         7.50          1/15/2031              79
     106       Government National Mortgage Assn. I         7.50         11/15/2031             119
      15       Government National Mortgage Assn. I         8.00          1/15/2022              17
     201       Government National Mortgage Assn. I         8.00          6/15/2023             227
     281       Government National Mortgage Assn. I         8.00          5/15/2027             319
     163       Government National Mortgage Assn. I         8.00          7/15/2030             186
      87       Government National Mortgage Assn. I         8.00          9/15/2030              99
      52       Government National Mortgage Assn. I         8.50          6/15/2021              59
      11       Government National Mortgage Assn. I         8.50          7/15/2022              12
     117       Government National Mortgage Assn. I         9.00          7/15/2021             134
  14,682       Government National Mortgage Assn. II        4.50          4/20/2024          15,277
   8,565       Government National Mortgage Assn. II        5.00          5/20/2033           8,881
   9,700       Government National Mortgage Assn. II        5.00          7/20/2033          10,057
   6,561       Government National Mortgage Assn. II        5.00          6/20/2034           6,797
  19,752       Government National Mortgage Assn. II        5.00          9/20/2035          20,420
   9,554       Government National Mortgage Assn. II        5.00          2/20/2037           9,856
   2,134       Government National Mortgage Assn. II        5.50          4/20/2033           2,248
   7,398       Government National Mortgage Assn. II        5.50          3/20/2034           7,783
  28,444       Government National Mortgage Assn. II        5.50          2/20/2035          29,896
  24,832       Government National Mortgage Assn. II        5.50          4/20/2035          26,100
  14,246       Government National Mortgage Assn. II        5.50          7/20/2035          14,974
  11,176       Government National Mortgage Assn. II        5.50          1/20/2037          11,720
   1,081       Government National Mortgage Assn. II        6.00          3/20/2031           1,154
   2,562       Government National Mortgage Assn. II        6.00          8/20/2032           2,732
   2,104       Government National Mortgage Assn. II        6.00          9/20/2032           2,244
   2,223       Government National Mortgage Assn. II        6.00         10/20/2033           2,375
   2,329       Government National Mortgage Assn. II        6.00         12/20/2033           2,479
   6,785       Government National Mortgage Assn. II        6.00          2/20/2034           7,210
   6,436       Government National Mortgage Assn. II        6.00          3/20/2034           6,840
   5,422       Government National Mortgage Assn. II        6.00          9/20/2034           5,767
  13,014       Government National Mortgage Assn. II        6.00         10/20/2034          13,830
   3,151       Government National Mortgage Assn. II        6.00         11/20/2034           3,343
   8,209       Government National Mortgage Assn. II        6.00          5/20/2036           8,689
     397       Government National Mortgage Assn. II        6.50          5/20/2031             430
     327       Government National Mortgage Assn. II        6.50          7/20/2031             353
     922       Government National Mortgage Assn. II        6.50          8/20/2031             997
   1,409       Government National Mortgage Assn. II        6.50          4/20/2032           1,519
   1,365       Government National Mortgage Assn. II        6.50          6/20/2032           1,471
   4,932       Government National Mortgage Assn. II        6.50          8/20/2034           5,263
   1,197       Government National Mortgage Assn. II        7.00          9/20/2030           1,311
     156       Government National Mortgage Assn. II        7.50          4/20/2031             175
      47       Government National Mortgage Assn. II        8.00         12/20/2022              53
   1,116       Government National Mortgage Assn. II        8.00          8/20/2030           1,265
  10,589       Fannie Mae (+)                               5.00         12/01/2035          10,911
   7,555       Fannie Mae (+)                               5.50         11/01/2037           7,881
     620       Fannie Mae (+)                               6.00          2/01/2017             664
  14,652       Fannie Mae (+)                               6.00          5/01/2038          15,443
     470       Fannie Mae (+)                               6.50         10/01/2016             507
   3,063       Fannie Mae (+)                               6.50         12/01/2016           3,302
   2,456       Freddie Mac (+)                              5.00          1/01/2021           2,580
================================================================================
                                                  Portfolio of Investments  |  2

================================================================================
 PRINCIPAL                                                                                   MARKET
 AMOUNT                                                    COUPON                             VALUE
 (000)         SECURITY                                     RATE          MATURITY            (000)
---------------------------------------------------------------------------------------------------
$  7,389       Freddie Mac (+)                              5.50%        12/01/2035         $ 7,732
                                                                                    ---------------
                                                                                            501,492
                                                                                    ---------------
               COLLATERALIZED MORTGAGE OBLIGATIONS (2.4%)
  13,142       Government National Mortgage Assn. I         5.50          3/16/2032          13,696
     414       Government National Mortgage Assn. I         5.86         10/16/2023             418
                                                                                    ---------------
                                                                                             14,114
                                                                                    ---------------
               OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (5.1%)
   5,000       Bank of America Corp., FDIC TLGP             0.81 (b)      6/22/2012           5,037
   5,000       JPMorgan Chase & Co., FDIC TLGP              0.85 (b)     12/26/2012           5,039
   5,000       JPMorgan Chase & Co., FDIC TLGP              0.99 (b)      6/22/2012           5,064
   4,000       MetLife, Inc., FDIC TLGP                     0.92 (b)      6/29/2012           4,051
   5,000       State Street Corp., FDIC TLGP                0.83 (b)      9/15/2011           5,026
   5,000       Union Bank N.A., FDIC TLGP                   0.82 (b)      3/16/2012           5,047
                                                                                    ---------------
                                                                                             29,264
                                                                                    ---------------
               Total U.S. Government Agency Issues (cost: $522,500)                         544,870
                                                                                    ---------------

               REPURCHASE AGREEMENTS (6.2%)
  35,848       Deutsche Bank Securities, 0.20%, acquired on 8/31/2009 and due
                     9/01/2009 at $35,848 (collateralized by $37,674 of Government
                     National Mortgage Assn. II (a), 4.00%, due 5/20/2039; market
                     value $36,565) (cost $35,848)                                           35,848
                                                                                    ---------------

               TOTAL INVESTMENTS (COST: $558,348)                                   $       580,718
                                                                                    ===============



                                                    VALUATION HIERARCHY

                                          (LEVEL 1)       (LEVEL 2)        (LEVEL 3)
                                        QUOTED PRICES       OTHER         SIGNIFICANT
                                          IN ACTIVE      SIGNIFICANT     UNOBSERVABLE
                                         MARKETS FOR     OBSERVABLE         INPUTS
                                          IDENTICAL        INPUTS
                                           ASSETS

                                                                                           TOTAL
                                      -------------------------------------------------------------
  U.S. GOVERNMENT AGENCY ISSUES       $         --       $   544,870     $        --     $ 544,870
  REPURCHASE AGREEMENTS                         --            35,848              --        35,848
                                      -------------------------------------------------------------
         TOTAL                        $         --       $   580,718     $        --     $ 580,718
                                      =============================================================



================================================================================
3  |  USAA GNMA Trust

NOTES TO PORTFOLIO
OF INVESTMENTS

August 31, 2009 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA GNMA Trust (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Repurchase agreements are valued at cost, which approximates market value.

4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================
                                         Notes to Portfolio of Investments  |  4

================================================================================

B. FAIR VALUE MEASUREMENTS - Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157), clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The fund had no delayed-delivery or when-issued commitments as of August 31, 2009.

E.  SUBSEQUENT  EVENTS -  Effective  August  31,  2009,  the Fund  adopted  FASB
Statement 165, "Subsequent Events" (Statement 165). This statement defines subsequent events as events or transactions that occur after the balance sheet date but before the quarterly report is issued or

================================================================================
5  |  USAA GNMA Trust

================================================================================

available to be issued and categorizes subsequent events as recognized or non-recognized for quarterly report purposes. Statement 165 requires entities to disclose the date through which an entity has evaluated subsequent events and the basis for that date. The Fund has evaluated subsequent events through October 23, 2009, the date the quarterly report was issued, and has included disclosures and accounting adjustments in the quarterly report for any subsequent events that materially impacted the Fund's financial condition at August 31, 2009.

F. As of August 31, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation of investments as of August 31, 2009, was $22,370,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $580,398,000 at August 31, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, indicated with "+" are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

(b) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at August 31, 2009.



PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

FDIC TLGP The FDIC Temporary Liquidity Guarantee Program provides a guarantee of payment of principal and interest on certain newly issued senior unsecured debt through the program's expiration date on December 31, 2012. The guarantee carries the full faith and credit of the U.S. government.

================================================================================
                                         Notes to Portfolio of Investments  |  6



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    10/23/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    10/27/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    10/27/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.